Related Party Transactions - Summary of Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Transactions
General and administrative expense	$ 19,401	$ 19,754	[1]	$ 15,719	[1]
Vessel operating costs	76,742	73,697	[1]	76,272	[1]
Financial costs	71,998	72,714	[1]	70,793	[1]
Gain/(loss) on derivatives	12,795	48	[1]	(121)	[1]
Revenues	(378,687)	(383,201)	[1]	(401,806)	[1]
Net pool allocation	(1,058)	(3,700)	[1]
GasLog Ltd. | Commercial management fee
Transactions
General and administrative expense	5,400	5,400		5,400
GasLog Ltd. | Administrative services fee
Transactions
General and administrative expense	8,963	10,398		6,547
GasLog Ltd. | Interest expense under Sponsor Credit Facility
Transactions
Financial costs	119	935		3,224
GasLog Ltd. | Commitment fee under Sponsor Credit Facility
Transactions
Financial costs	291	304		396
GasLog Ltd. | Realized loss/(gain) on interest rate swaps
Transactions
Gain/(loss) on derivatives	(2,358)	(1,772)		2,053
GasLog Ltd. | Realized loss on forward foreign exchange contracts held for trading
Transactions
Gain/(loss) on derivatives	1,295	409
GasLog Ltd. | Compensation for lost hire
Transactions
Revenues		(481)
GasLog LNG Services | Management fees
Transactions
Vessel operating costs	7,728	7,728		7,728
GasLog LNG Services | Other vessel operating costs
Transactions
Vessel operating costs	65	124		$ 137
Cool Pool | Adjustment for net pool allocation
Transactions
Net pool allocation	$ (1,058)	$ (3,700)

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).